Shareholder Report, Average Annual Return (Details)						6 Months Ended	12 Months Ended	22 Months Ended	27 Months Ended	43 Months Ended	56 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Nov. 22, 2022	Jun. 30, 2022	Feb. 25, 2021	Jan. 21, 2020	Dec. 30, 2015	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000244722
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Absolute Capital Opportunities Fund - Institutional Shares
C000244724
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Absolute Convertible Arbitrage Fund - Institutional Shares
C000244723
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Absolute Convertible Arbitrage Fund - Investor Shares
C000244725
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Absolute Flexible Fund - Institutional Shares
C000215804
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Absolute Select Value ETF
C000239618
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Dean Equity Income Fund
C000044154
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Dean Mid Cap Value Fund
C000044155
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Dean Small Cap Value Fund
Without Sales Load [Member] | C000244722
Average Annual Return [Line Items]
Average Annual Return, Percent							10.43%					1.41%	3.33%
Without Sales Load [Member] | C000244726
Average Annual Return [Line Items]
Average Annual Return, Percent							(8.48%)					(5.34%)		(3.59%)
Without Sales Load [Member] | C000244724
Average Annual Return [Line Items]
Average Annual Return, Percent							7.91%					4.80%		4.53%
Without Sales Load [Member] | C000244723
Average Annual Return [Line Items]
Average Annual Return, Percent							7.71%			3.10%
Without Sales Load [Member] | C000244725
Average Annual Return [Line Items]
Average Annual Return, Percent							9.05%		7.03%
Without Sales Load [Member] | C000215804
Average Annual Return [Line Items]
Average Annual Return, Percent							21.98%				7.22%
Without Sales Load [Member] | C000239618
Average Annual Return [Line Items]
Average Annual Return, Percent							24.00%	8.37%
Without Sales Load [Member] | C000044154
Average Annual Return [Line Items]
Average Annual Return, Percent							28.42%					10.80%		9.86%
Without Sales Load [Member] | C000044155
Average Annual Return [Line Items]
Average Annual Return, Percent							15.47%					9.04%		7.43%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							36.35%					15.98%	14.49%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent							36.35%					15.98%		13.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							11.57%					0.33%		1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							11.57%			(0.76%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							11.57%		3.03%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent							27.76%	13.59%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent							29.01%					10.33%		8.93%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							35.19%					15.26%		12.83%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent							32.43%					13.04%		10.07%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent							11.57%					0.33%		1.84%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							36.35%					15.98%		13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							36.35%			13.77%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							36.35%		22.43%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							36.35%				14.27%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							35.68%	23.23%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							35.19%					15.26%		12.83%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							29.33%					11.30%		10.19%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							26.76%					9.39%		8.78%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent							25.88%					9.29%		8.22%